CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
STATEMENTS OF CASH FLOWS
Proceeds from initial public offering, offering costs	$ 39,091
Proceeds from follow-on offering, offering costs	$ 1,951